Summary of principal accounting policies - Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of principal accounting policies
Weighted average effective interest rate	24.00%	23.00%	20.00%
Balance at the beginning of year	¥ 244,151	¥ 142,156	¥ 45,046
Addition	3,445	115,387	109,490
Accretion of interest	37,806	32,097	21,848
Repayment	(115,569)	(45,489)	(34,228)
Balance at the end of year	169,833	¥ 244,151	¥ 142,156
Cumulative upfront fees	158,176
Amortized cumulative upfront fees	¥ 14,586